PREPAID EXPENSES-RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses-related Parties
PREPAID EXPENSES-RELATED PARTIES

NOTE 3 – PREPAID EXPENSES-RELATED PARTIES

During the six months ended June 30, 2024 and the year ended December 31, 2023, and in association with the Master Services Agreement and Statement of Work with our related party Contracted Pharmacy, the Company prepays the related party Contracted Pharmacy as a retainer to be credited towards future product sales. As of June 30, 2024 and December 31, 2023, the balance was $13,299 and $60,953, respectively.

NOTE 3 – PREPAID EXPENSES-RELATED PARTIES

During the year ended December 31, 2023, and in association with the Master Services Agreement and Statement of Work with our related party Contracted Pharmacy, the Company prepays the related party Contracted Pharmacy as a retainer to be credited towards future product sales. As of December 31, 2023 and 2022, the balance was $60,953 and $11,745, respectively.

Additionally, the Company signed a lease agreement for office space, effective October 1, 2022, which included an initial security deposit of $16,942.